Summary of Material Accounting Policies - Additional Information (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Accumulated losses		$ 539,300,000
Profit (loss) from operating activities		(62,074,000)	$ (119,316,000)	[1]	$ (98,107,000)	[1]
Net cash from/(used in) operating activities		(47,930,000)	(101,520,000)	[2]	(84,324,000)	[2]
Cumulative cash contributions		440,100,000
Proceeds from issuance of ordinary shares	$ 219,900,000	44,000	18,000	[2]	219,985,000	[2]
Assets (liabilities)		101,043,000	157,492,000	[3]	272,258,000	[3]
Cash, cash equivalents, and short-term investments		118,700,000
Equity investment		$ 0	$ 0		$ 0
Number of segments | Segment		1
Top of range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Offices and rental contract lease term		4 years
Bottom of range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Offices and rental contract lease term		2 years

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of cash flows for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[3]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.